GOODWILL	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 8. GOODWILL

Due to a significant decline in EA’s business, unsuccessful VR/AR product commercialization efforts and negative future growth prospects, the goodwill related to the EA acquisition was determined to be impaired and written down to $0 as of June 30, 2020. During the year ended June 30, 2020, general and administrative expense included approximately $140,000 for the impairment of goodwill. The Company has no other goodwill.